United States Securities and Exchange Commission
Washington, DC 20549
Form 13F
Form 13F Cover Page
Report for the calendar year or quarter ended 03/31/00
Institutional Investment Manager filing this report:
Name: Ambs Investment Counsel, LLC
Address:1231 E. Beltline, NE, Suite 170
Grand Rapids, MI 49505
Form 13F File Number: 028-03412
Person signing this report on behalf of reporting Manager:
Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: (616) 949-8160
Signature, Place & Date of Signing:
Grand Rapids, MI 05/01/00
[x] 13F Holdings report
Form 13F File Number Name:
028-03412


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc.   COM              000886101     7708 143075.000SH      SOLE                55800.000         87275.000
AT&T                           COM              001957109     5612 99661.000SH       SOLE                37325.000         62336.000
                                                               258 4584.000 SH       OTHER                              4584.000
Alcoa                          COM              013817101     4860 69180.000SH       SOLE                26600.000         42580.000
American Home Products         COM              026609107      278 5175.000 SH       SOLE                                   5175.000
American International Group   COM              026874107     1764 16112.000SH       SOLE                 1531.000         14581.000
Andrew Corporation             COM              034425108     5505 240650.000SH      SOLE                72600.000        168050.000
Apache Corp.                   COM              037411105     2017 40550.000SH       SOLE                 4200.000         36350.000
Atmos Energy                   COM              049560105      370 22600.000SH       SOLE                 1800.000         20800.000
Automatic Data Processing      COM              053015103      289 6000.000 SH       SOLE                                   6000.000
Axa Financial, Inc.            COM              002451102     5887 164095.000SH      SOLE                58550.000        105545.000
BP Amoco PLC Spons ADR         COM              055622104      764 14353.000SH       SOLE                                  14353.000
                                                               214 4012.000 SH       OTHER                              4012.000
Bell Atlantic                  COM              077853109      197 3224.000 SH       SOLE                  100.000          3124.000
                                                               236 3860.000 SH       OTHER                              3860.000
Bell South Ind                 COM              079860102      202 4300.000 SH       SOLE                                   4300.000
                                                               230 4912.000 SH       OTHER                              4912.000
Bristol Myers Squibb           COM              110122108     1799 31015.000SH       SOLE                 4000.000         27015.000
Cable Design Technologies      COM              126924109     6732 198351.000SH      SOLE                62790.000        135561.000
Canadian National Railway      COM              136375102     4377 164006.000SH      SOLE                59728.000        104278.000
Carnival Corp Class A          COM              143658102     5220 210367.000SH      SOLE                76167.000        134200.000
Chase Manhattan Corp.          COM              163722101     5294 60715.000SH       SOLE                25725.000         34990.000
Coca-Cola Company              COM              191216100      593 12630.000SH       SOLE                                  12630.000
Colgate Palmolive              COM              194162103     1882 33390.000SH       SOLE                   50.000         33340.000
Comerica Inc                   COM              200340107     2216 52929.000SH       SOLE                  750.000         52179.000
DPL Inc                        COM              233293109      418 18821.000SH       SOLE                                  18821.000
Diebold, Inc.                  COM              253651103     4927 179167.000SH      SOLE                63417.000        115750.000
Dupont                         COM              263534109      358 6758.000 SH       SOLE                                   6758.000
Elan Corp. PLC ADR             COM              284131208     5066 106650.000SH      SOLE                38450.000         68200.000
Electronic Data System Corp.   COM              285661104     7339 114330.000SH      SOLE                34483.000         79847.000
Emerson Electric Company       COM              291011104      436 8200.000 SH       SOLE                                   8200.000
Enron                          COM              293561106      704 9408.000 SH       SOLE                                   9408.000
Equity Office Properties Trust COM              294741103     2354 93680.000SH       SOLE                45625.000         48055.000
Equity Residential Properties  COM              29476L107     2009 50000.000SH       SOLE                11100.000         38900.000
Everest RE Group Ltd           COM              G3223r108     5276 161710.000SH      SOLE                54800.000        106910.000
Exxon Mobil Corporation        COM              302316102     5703 73180.003SH       SOLE                24018.000         49162.003
                                                               328 4208.000 SH       OTHER                              4208.000
Fannie Mae                     COM              313586109     6191 109450.000SH      SOLE                33790.000         75660.000
GTE Corporation                COM              362320103     6173 86947.000SH       SOLE                30533.000         56414.000
General Electric               COM              369604103    11687 75097.000SH       SOLE                13800.000         61297.000
Grainger W.W.                  COM              384802104      217 4000.000 SH       SOLE                                   4000.000
Herman Miller Inc.             COM              600544100      456 16300.000SH       SOLE                                  16300.000
Hewlett Packard Company        COM              428236103      492 3700.000 SH       SOLE                                   3700.000
Honeywell International, Inc.  COM              438516106     5643 107107.000SH      SOLE                42200.000         64907.000
IBM                            COM              459200101     7327 62092.000SH       SOLE                24492.000         37600.000
Intel Corp                     COM              458140100     1135 8600.000 SH       SOLE                                   8600.000
International Paper Co.        COM              460146103     6426 150325.000SH      SOLE                56850.000         93475.000
JLG Industries                 COM              466210101      985 107200.000SH      SOLE                                 107200.000
Johnson & Johnson              COM              478160104     5160 73445.000SH       SOLE                26100.000         47345.000
Kellwood Corp                  COM              488044108     3860 219763.000SH      SOLE                76566.000        143197.000
Lucent Technologies            COM              549463107      161 2621.000 SH       SOLE                                   2621.000
                                                               243 3960.000 SH       OTHER                              3960.000
MBIA Inc                       COM              55262C100     4992 95881.000SH       SOLE                33066.000         62815.000
MCI Worldcom, Inc.             COM              55268B106     5373 118571.000SH      SOLE                47276.000         71295.000
McDonalds Corp                 COM              580135101      898 24030.000SH       SOLE                                  24030.000
Mediaone Group Inc.            COM              58440J104      154 1900.000 SH       SOLE                                   1900.000
                                                               129 1592.000 SH       OTHER                              1592.000
Medtronic Inc                  COM              585055106      592 11500.000SH       SOLE                                  11500.000
Mercantile Bankshares Corp.    COM              587405101     3216 105225.000SH      SOLE                44350.000         60875.000
Merck & Company                COM              589331107     4223 67983.000SH       SOLE                25250.000         42733.000
Microsoft Corp.                COM              594918104      268 2520.000 SH       SOLE                                   2520.000
Minnesota Mining & Mfg         COM              604059105      268 3026.000 SH       SOLE                                   3026.000
Motorola                       COM              620076109      255 1750.000 SH       SOLE                                   1750.000
Nabors Industries              COM              629568106     5371 138375.000SH      SOLE                46750.000         91625.000
National City Corp.            COM              635405103     2219 107596.000SH      SOLE                53425.000         54171.000
                                                                73 3548.000 SH       OTHER                              3548.000
NiSource, Inc.                 COM              65473p105      822 48700.000SH       SOLE                 1100.000         47600.000
Old Kent Financial Corp        COM              679833103     1416 44239.000SH       SOLE                  574.000         43665.000
                                                               711 22213.000SH       OTHER                             22213.000
PepsiCo                        COM              713448108      437 12525.000SH       SOLE                                  12525.000
Pfizer                         COM              717081103      704 19245.000SH       SOLE                                  19245.000
Proctor & Gamble               COM              742718109      232 4100.000 SH       SOLE                                   4100.000
Regis Corp.                    COM              758932107     3317 223916.000SH      SOLE               107666.000        116250.000
Royal Dutch Petroleum          COM              780257705      486 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      706 16758.000SH       SOLE                                  16758.000
                                                               449 10665.000SH       OTHER                             10665.000
SPX Corp                       COM              784635104     6931 60833.000SH       SOLE                19533.000         41300.000
Santa Fe International         COM              G7805C108      351 9500.000 SH       SOLE                 1200.000          8300.000
Sara Lee                       COM              803111103      328 18216.000SH       SOLE                                  18216.000
Schering Plough                COM              806605101     1908 51398.000SH       SOLE                  200.000         51198.000
Schlumberger                   COM              806857108      548 7160.000 SH       SOLE                                   7160.000
Shell Transport & Trading      COM              822703609      800 16300.000SH       SOLE                  300.000         16000.000
Sykes Enterprises              COM              871237103     3836 201235.000SH      SOLE                75350.000        125885.000
Transocean Sedco Forex, Inc.   COM              G90078109     5118 99736.000SH       SOLE                40947.000         58789.000
Tyco International Ltd New     COM              902124106     9737 194251.192SH      SOLE                62028.000        132223.192
USX-Marathon Group             COM              902905827     2783 106783.000SH      SOLE                47908.000         58875.000
Walgreen Co.                   COM              931422109      219 8500.000 SH       SOLE                                   8500.000
Warner Lambert Co.             COM              934488107      232 2380.000 SH       SOLE                                   2380.000
Wells Fargo & Co.              COM              949740104       49 1200.000 SH       SOLE                                   1200.000
                                                               611 15000.000SH       OTHER                             15000.000

Form 13f Summary Page
Report Summary:
Number of other included managers: none
Form 13f Information Table Entry Total: 90
Form 13f Information Table Value Total: 226336